LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
The Company determines if an arrangement is or contains a lease at inception, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. Under ASC 842, a contract is or contains a lease when (i) explicitly or implicitly identified assets have been deployed in the contract and (ii) the customer obtains substantially all of the economic benefits from the use of that underlying asset and directs how and for what purpose the asset is used during the term of the contract. The Company also considers whether its service arrangements include the right to control the use of an asset.
The Company leases various facilities, equipment and vehicles from unrelated parties, which are primarily classified and accounted for as operating leases. The facility leases are primarily for office space with initial terms extending up to ten years. The equipment leases are primarily related to heavy equipment utilized in the completion of construction jobs, and the terms of the agreements range from one to seven years. Vehicle leases have a minimum lease term ranging from one to seven years. Some leases include one or more options to renew, generally at the Company’s sole discretion, with renewal terms that can extend the lease term by one to twelve years or more.
The Company made an accounting policy election to not recognize lease assets and lease liabilities for leases with terms of twelve months or less. For all other leases, the Company recognizes right-of-use ("ROU") assets and lease liabilities based on the present value of the lease payments over the lease term at the commencement date of the lease (or January 1, 2019 for leases existing upon the adoption of ASC 842). The ROU assets also include any initial direct costs incurred and lease payments made at or before the commencement date and are reduced by lease incentives.
When material leases are acquired in business combinations, the Company is required to measure the acquired lease liabilities at the present value of the remaining lease payments as if the acquired leases were new leases. A reassessment of the lease term, lessee options to purchase an underlying asset, lease payments, and discount rates is performed as of the date of acquisition. The ROU assets are then remeasured at the amount of the lease liability, adjusted for any off-market terms present in the acquired leases.
The Company’s future lease payments may include payments that depend on an index or a rate (such as the consumer price index). The Company initially measures payments based on an index or rate using the applicable rate at lease commencement, and subsequent changes in such rates are recognized as variable lease costs in the period incurred. Some leases contain variable payments that are not based on an index or rate and therefore are not included in the initial measurement of ROU assets and lease liabilities. These variable payments typically represent additional services transferred to the Company, such as common area maintenance for real estate, and maintenance or service programs for vehicles, and are recorded in lease expense in the period incurred. For leases that include residual value guarantees or payments for terminating the lease, the Company includes these costs in the lease liability when it is probable they will be incurred.
The Company determines the present value of lease payments using its incremental borrowing rate (“IBR”), as the Company’s leases generally do not have a readily determinable implicit discount rate. The Company applies judgment in assessing factors such as Company-specific credit risk, lease term, nature and quality of the underlying collateral, and economic environment in determining the incremental borrowing rates for its leases.
The Company’s IBR reflects the rate of the parent or group level. The Company acts as the central treasury function for all its subsidiaries and its collateral quality was considered in aggregate for the IBR. The Company developed IBR curves for all currency denominations of its leases. To determine its creditworthiness, the Company considered publicly available credit ratings from S&P Global Ratings ("S&P") and Moody’s Investors Service ("Moody’s"). Both the S&P local currency long-term rating and the Moody’s long-term corporate family credit ratings have remained stable at BB and Ba2 in 2024. The amount (and impact) of the Company’s future operating lease payments, a consideration in the development of the IBR, would be reflected in the Company’s underlying credit rating. In its development of the IBR, the Company applied a base market yield curve reflective of its unsecured credit rating. Adjustments to the base market yield curve were then considered for any Company-specific debt instruments outstanding at the measurement date, and securitization adjustments were made to conclude on a lessee specific securitized market yield curve. No adjustment was considered for economic environment risk for the U.S. IBR as the underlying market data to derive the IBR was in USD. The Company also has significant leases located in (denominated in): Canada (CAD), European Union (EUR), United Kingdom (GBP), and Australia (AUD). To derive the applicable foreign IBR curves, the Company adjusted its concluded United States/USD IBR curve to the applicable foreign IBR curves using the covered interest rate parity theory, which captures foreign currency risk. The Company developed its IBR curves with tenors ranging from 1-year to 30-years to match its anticipated lease terms. For each lease, the Company applied the IBR that aligned with the concluded lease term. The Company estimated the IBRs on a quarterly basis throughout 2024, which ranged from 1.79% to 9.63% across all currencies for the 1-year through 30-year tenor.
The Company has made an accounting policy election to account for lease and non-lease components in its contracts as a single lease component for all asset classes except for certain asset classes within its information technology arrangements. The Company allocates the consideration for certain asset classes within information technology arrangements to the separate components based on relative stand-alone prices using observable prices, if available, or estimates of stand-alone prices using observable information available.
Operating lease cost is recognized on a straight-line basis over the lease term. Finance lease cost is recognized as a combination of amortization expense for the ROU assets and interest expense for the outstanding lease liabilities, and results in a front-loaded expense pattern over the lease term.
The components of lease expense are as follows:

	Year Ended December 31,
	2024	2023	2022
Operating lease cost	$99	$88	$75
Finance lease cost - amortization of right-of-use assets	6	6	4
Short-term lease cost	42	41	39
Variable lease cost	21	22	21
Total lease cost	$168	$157	$139
Supplemental consolidated statements of cash flows information related to leases is as follows:

	Year Ended December 31,
	2024	2023	2022
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows - payments on operating leases	$97	$88	$75
Financing cash outflows - payments on finance leases	7	7	5
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$135	$81	$186
Finance leases	5	5	15
Included within ROU assets obtained in exchange for new lease obligations during 2022, there were $146 and $2 of operating and financing leases, respectively, which were adjusted to fair value as part of the Chubb Acquisition.
Supplemental consolidated balance sheets information related to leases is as follows:

	Year Ended December 31,
	2024	2023
Finance leases:
Machinery and equipment	11	15
Property and equipment, net	$11	$15

Weighted-average remaining lease term:
Operating leases	4.4 years	4.9 years
Finance leases	2.1 years	2.1 years

Weighted-average discount rate:
Operating leases	5.7%	5.7%
Finance leases	5.1%	5.2%
The future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the consolidated balance sheets as of December 31, 2024 is as follows:

	Operating Leases	Finance Leases	Total
Year ending December 31:
2025	$92	$7	$99
2026	70	3	73
2027	52	1	53
2028	32	1	33
2029	18	—	18
Thereafter	35	—	35
Total lease payments	299	12	311
Less imputed interest	28	1	29
Total present value of lease liabilities	$271	$11	$282
Operating and finance leases - current	$84	$6	$90
Operating and finance leases - noncurrent	187	5	192
Total present value of lease liabilities	$271	$11	$282
The Company leases office and operating facilities from various parties that are in management positions at certain businesses and the Company incurred rent expense, including real estate taxes and operating costs of approximately $4, $4, and $5 during the years ended December 31, 2024, 2023, and 2022, respectively, under these arrangements.

LEASES	LEASES
The Company determines if an arrangement is or contains a lease at inception, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. Under ASC 842, a contract is or contains a lease when (i) explicitly or implicitly identified assets have been deployed in the contract and (ii) the customer obtains substantially all of the economic benefits from the use of that underlying asset and directs how and for what purpose the asset is used during the term of the contract. The Company also considers whether its service arrangements include the right to control the use of an asset.
The Company leases various facilities, equipment and vehicles from unrelated parties, which are primarily classified and accounted for as operating leases. The facility leases are primarily for office space with initial terms extending up to ten years. The equipment leases are primarily related to heavy equipment utilized in the completion of construction jobs, and the terms of the agreements range from one to seven years. Vehicle leases have a minimum lease term ranging from one to seven years. Some leases include one or more options to renew, generally at the Company’s sole discretion, with renewal terms that can extend the lease term by one to twelve years or more.
The Company made an accounting policy election to not recognize lease assets and lease liabilities for leases with terms of twelve months or less. For all other leases, the Company recognizes right-of-use ("ROU") assets and lease liabilities based on the present value of the lease payments over the lease term at the commencement date of the lease (or January 1, 2019 for leases existing upon the adoption of ASC 842). The ROU assets also include any initial direct costs incurred and lease payments made at or before the commencement date and are reduced by lease incentives.
When material leases are acquired in business combinations, the Company is required to measure the acquired lease liabilities at the present value of the remaining lease payments as if the acquired leases were new leases. A reassessment of the lease term, lessee options to purchase an underlying asset, lease payments, and discount rates is performed as of the date of acquisition. The ROU assets are then remeasured at the amount of the lease liability, adjusted for any off-market terms present in the acquired leases.
The Company’s future lease payments may include payments that depend on an index or a rate (such as the consumer price index). The Company initially measures payments based on an index or rate using the applicable rate at lease commencement, and subsequent changes in such rates are recognized as variable lease costs in the period incurred. Some leases contain variable payments that are not based on an index or rate and therefore are not included in the initial measurement of ROU assets and lease liabilities. These variable payments typically represent additional services transferred to the Company, such as common area maintenance for real estate, and maintenance or service programs for vehicles, and are recorded in lease expense in the period incurred. For leases that include residual value guarantees or payments for terminating the lease, the Company includes these costs in the lease liability when it is probable they will be incurred.
The Company determines the present value of lease payments using its incremental borrowing rate (“IBR”), as the Company’s leases generally do not have a readily determinable implicit discount rate. The Company applies judgment in assessing factors such as Company-specific credit risk, lease term, nature and quality of the underlying collateral, and economic environment in determining the incremental borrowing rates for its leases.
The Company’s IBR reflects the rate of the parent or group level. The Company acts as the central treasury function for all its subsidiaries and its collateral quality was considered in aggregate for the IBR. The Company developed IBR curves for all currency denominations of its leases. To determine its creditworthiness, the Company considered publicly available credit ratings from S&P Global Ratings ("S&P") and Moody’s Investors Service ("Moody’s"). Both the S&P local currency long-term rating and the Moody’s long-term corporate family credit ratings have remained stable at BB and Ba2 in 2024. The amount (and impact) of the Company’s future operating lease payments, a consideration in the development of the IBR, would be reflected in the Company’s underlying credit rating. In its development of the IBR, the Company applied a base market yield curve reflective of its unsecured credit rating. Adjustments to the base market yield curve were then considered for any Company-specific debt instruments outstanding at the measurement date, and securitization adjustments were made to conclude on a lessee specific securitized market yield curve. No adjustment was considered for economic environment risk for the U.S. IBR as the underlying market data to derive the IBR was in USD. The Company also has significant leases located in (denominated in): Canada (CAD), European Union (EUR), United Kingdom (GBP), and Australia (AUD). To derive the applicable foreign IBR curves, the Company adjusted its concluded United States/USD IBR curve to the applicable foreign IBR curves using the covered interest rate parity theory, which captures foreign currency risk. The Company developed its IBR curves with tenors ranging from 1-year to 30-years to match its anticipated lease terms. For each lease, the Company applied the IBR that aligned with the concluded lease term. The Company estimated the IBRs on a quarterly basis throughout 2024, which ranged from 1.79% to 9.63% across all currencies for the 1-year through 30-year tenor.
The Company has made an accounting policy election to account for lease and non-lease components in its contracts as a single lease component for all asset classes except for certain asset classes within its information technology arrangements. The Company allocates the consideration for certain asset classes within information technology arrangements to the separate components based on relative stand-alone prices using observable prices, if available, or estimates of stand-alone prices using observable information available.
Operating lease cost is recognized on a straight-line basis over the lease term. Finance lease cost is recognized as a combination of amortization expense for the ROU assets and interest expense for the outstanding lease liabilities, and results in a front-loaded expense pattern over the lease term.
The components of lease expense are as follows:

	Year Ended December 31,
	2024	2023	2022
Operating lease cost	$99	$88	$75
Finance lease cost - amortization of right-of-use assets	6	6	4
Short-term lease cost	42	41	39
Variable lease cost	21	22	21
Total lease cost	$168	$157	$139
Supplemental consolidated statements of cash flows information related to leases is as follows:

	Year Ended December 31,
	2024	2023	2022
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows - payments on operating leases	$97	$88	$75
Financing cash outflows - payments on finance leases	7	7	5
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$135	$81	$186
Finance leases	5	5	15
Included within ROU assets obtained in exchange for new lease obligations during 2022, there were $146 and $2 of operating and financing leases, respectively, which were adjusted to fair value as part of the Chubb Acquisition.
Supplemental consolidated balance sheets information related to leases is as follows:

	Year Ended December 31,
	2024	2023
Finance leases:
Machinery and equipment	11	15
Property and equipment, net	$11	$15

Weighted-average remaining lease term:
Operating leases	4.4 years	4.9 years
Finance leases	2.1 years	2.1 years

Weighted-average discount rate:
Operating leases	5.7%	5.7%
Finance leases	5.1%	5.2%
The future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the consolidated balance sheets as of December 31, 2024 is as follows:

	Operating Leases	Finance Leases	Total
Year ending December 31:
2025	$92	$7	$99
2026	70	3	73
2027	52	1	53
2028	32	1	33
2029	18	—	18
Thereafter	35	—	35
Total lease payments	299	12	311
Less imputed interest	28	1	29
Total present value of lease liabilities	$271	$11	$282
Operating and finance leases - current	$84	$6	$90
Operating and finance leases - noncurrent	187	5	192
Total present value of lease liabilities	$271	$11	$282
The Company leases office and operating facilities from various parties that are in management positions at certain businesses and the Company incurred rent expense, including real estate taxes and operating costs of approximately $4, $4, and $5 during the years ended December 31, 2024, 2023, and 2022, respectively, under these arrangements.